BENEFITS PAYABLE - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Favorable Medical Claims Reserve Development	$ 582	$ 236	$ 518